Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents

	As of December 31,
In thousands of USD	2021	2020	2019
Bank deposits in USD	100,315	39,014	17,238
Bank deposits in EUR	1,474	169	—
Bank deposits in CHF	188	791	2,343
Bank deposits in CAD	730	198	232
Total	102,707	40,172	19,813